Infrastructure, administration and general expenses (Tables)	6 Months Ended
Jun. 30, 2025
Expenses by nature [abstract]
Infrastructure, administration and general expenses

	Half year ended 30.06.25	Half year ended 30.06.24
Infrastructure costs	£m	£m
Property and equipment	923	857
Depreciation and amortisation	885	843
Impairment of property, equipment and intangible assets	8	4
Total infrastructure costs	1,816	1,704

Administration and general expenses
Consultancy, legal and professional fees	371	388
Marketing and advertising	287	308
Other administration and general expenses	679	633
Total administration and general expenses	1,337	1,329

Total infrastructure, administration and general expenses	3,153	3,033